Net Loss Per Share (Details) - Schedule of computation of diluted net loss per share - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of computation of diluted net loss per share [Abstract]
Stock options to purchase common stock	6,796,114	5,221,283
Unvested restricted stock	50,000	125,000
Preferred shares on an as-converted basis	21,671,491	21,671,491
Class F shares an as-converted basis	8,372,143	8,372,143
Shares issuable upon exercise of warrants	60,000	60,000
Total	36,949,748	35,449,917